TRADE AND OTHER RECEIVABLES (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
TRADE AND OTHER RECEIVABLES
Subscribers	₽ 11,723	₽ 11,360
Roaming	7,650	8,083
Dealers	3,204	2,723
Interconnect	2,121	2,517
Other trade receivables	4,272	4,805
Other receivables	1,391	2,477
Allowance for doubtful accounts	(2,344)	(2,160)	₽ (2,928)	₽ (2,166)
Trade and other receivables	₽ 28,017	₽ 29,805